LEASE OBLIGATIONS (Tables)	12 Months Ended
Oct. 31, 2024
Leases [Abstract]
Schedule of minimum lease payment to finance lease

Year Ended October 31,	Minimum Rent
2025	$5,000
2026	5,000
2027	4,000
2028	-
2029	-
Thereafter	-
Total undiscounted finance lease payments	14,000
Less: imputed interest	(1,000)
Present value of finance lease liabilities	$13,000